As filed with the Securities and Exchange Commission on March 26, 2025

Registration No. 333-283621

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☐
PRE-EFFECTIVE AMENDMENT NO.   ☐
POST-EFFECTIVE AMENDMENT NO. 3  ☒

Equitable Financial Life Insurance Company of America

(Name of Insurance Company)

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

(212) 554-1234

Insurance Company’s Telephone Number, Including Area Code

ALFRED AYENSU-GHARTEY

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Name and Address of Agent for Service)

Please Send Copies of all Communications to:

DODIE C. KENT, Esq.

Eversheds Sutherland (US) LLP

The Grace Building, 40th Floor

1114 Avenue of the Americas

New York, New York 10036

Approximate date of proposed public offering: Continuously after the registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b)

☒  On April 25, 2025 pursuant to paragraph (b).

☐  80 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐  New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration or amendment thereto within 3 years preceding this filing)

☐  Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐  If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒  Insurance Company relying on Rule 12h-7 under the Exchange Act

☐  Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered:

Guaranteed Interest Account with Market Value Adjustment

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 3 is to delay the effective date of Post-Effective Amendment No. 1, which was filed on December 9, 2024. The Post-Effective Amendment does not amend or delete the currently effective Prospectus, Statement of Additional Information or Supplement or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

As required by the Securities Act of 1933, the Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York on this 26th day of March, 2025.

Equitable Financial Life Insurance Company of America
(Insurance Company registrant)

By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Vice President and Associate General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*	Chief Executive Officer and Director
Mark Pearson

PRINCIPAL FINANCIAL OFFICER:

*	Chief Financial Officer
Robin Raju

PRINCIPAL ACCOUNTING OFFICER:

*	Chief Accounting Officer
William Eckert

*DIRECTORS:

Francis Hondal Daniel G. Kaye Joan Lamm-Tennant	Craig MacKay Bertram L. Scott George Stansfield	Charles G.T. Stonehill Mark Pearson Arlene Isaacs-Lowe

*BY:	/s/ ALFRED AYENSU-GHARTEY
Alfred Ayensu-Ghartey
Attorney-in-Fact
March 26, 2025